CONSOLIDATED BALANCE SHEET - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets
Cash and Due from Banks	$ 143,309,428	$ 87,044,881	$ 121,183,979
Cash	21,189,989	12,968,191	13,521,127
Financial Institutions and Correspondents	122,119,439	74,076,690	107,662,852
Argentine Central Bank (B.C.R.A.)	119,190,612	72,783,631	103,048,831
Other Local and Foreign Financial Institutions	2,928,827	1,293,059	4,614,021
Debt Securities at fair value through profit or loss	75,935,163	42,747,797	28,817,744
Derivative Financial Instruments	1,785,640	775,674	229,436
Repo Transactions	2,068,076	14,286,336
Other Financial Assets	9,047,932	10,339,256	6,719,581
Loans and Other Financing	282,710,068	284,354,759	245,703,421
Non-financial Public Sector	11,777	8,532	26,457
Argentine Central Bank	533	3,604	5,318
Other Financial Institutions	7,519,894	6,706,238	4,926,816
To the Non-financial Private Sector and Residents Abroad	275,177,864	277,636,385	240,744,830
Other Debt Securities	14,424,134	4,182,537	3,183,852
Financial Assets Pledged as Collateral	10,817,492	9,346,788	10,095,593
Current Income Tax Assets	94,918	134,740	234,931
Investments in Equity Instruments	161,054	111,923	187,135
Equity Investments in Associates and Joint Ventures			286,802
Property, Plant and Equipment	19,362,585	18,209,015	16,348,360
Intangible Assets	4,587,147	1,724,914	1,660,793
Deferred Income Tax Assets	972,975	762,570	1,035,260
Assets for Insurance Contracts	982,502	1,021,703	988,723
Other non-financial assets	2,824,769	3,738,130	3,019,668
Non-current Assets Held for Sale	608,015	10,860,091	10,919,116
Total Assets	569,691,898	489,641,114	450,614,394
Liabilities
Deposits	360,097,275	296,367,356	277,077,562
Non-financial Public Sector	8,569,383	1,718,782	2,385,071
Financial Sector	711,737	170,017	116,002
Non-financial Private Sector and Residents Abroad	350,816,155	294,478,557	274,576,489
Liabilities at fair value through Profit or Loss	2,144,664		0
Derivative Financial Instruments	1,835,789	846,331	290,384
Repo Transactions	1,948,559	1,670,059	3,030,473
Other Financial Liabilities	63,235,042	55,350,799	57,094,776
Loans from the Argentine Central Bank and Other Financial Institutions	19,446,028	11,618,302	12,717,145
Debt Securities	29,983,653	20,279,165	21,848,460
Current Income Tax Liabilities	3,457,609	3,578,529	3,159,343
Subordinated Debt Securities	9,767,874	7,128,356	7,490,444
Provisions	1,449,323	897,260	709,213
Deferred Income Tax Liabilities	1,903,646	2,088,540	1,843,597
Liabilities for Insurance Contracts	1,103,220	1,195,647	1,154,162
Other Non-financial Liabilities	11,471,530	21,142,454	18,525,957
Total Liabilities	507,844,212	422,162,798	404,941,516
SHAREHOLDERS' EQUITY
Capital Stock	1,426,765	1,426,765	1,300,265
Non-capitalized Contributions	10,951,132	10,951,132	219,596
Capital Adjustments	22,479,149	22,479,149	16,354,236
Profit Reserves	43,678,169	32,381,351	23,099,764
Retained Income	(14,945,645)	(9,596,038)	1,455,826
Other Comprehensive Income (Loss)	1,404	88,889	523,621
Net (Loss) / Income for the Year	(3,465,822)	6,793,588
Shareholders' Equity Attributable to owners of the Parent	60,125,152	64,524,836	42,953,308
Shareholders' Equity Attributable to Non-controlling Interests	1,722,534	2,953,480	2,719,570
Total Shareholders' Equity	$ 61,847,686	$ 67,478,316	$ 45,672,878